Subsequent and relevant events	12 Months Ended
Dec. 31, 2022
Subsequent and relevant events
Subsequent and relevant events

35.Subsequent and relevant events

●Issuance of bonds in the international market

Ecopetrol S.A. reported on January 10, 2023, that as part of its refinancing and financing strategy for the 2023 investment plan, it successfully placed External Public Debt Bonds in the international capital market, based on the authorization issued by the Ministry of the Treasury and Public Credit through Resolution 0054 of January 10, 2023, for USD2,000 million under the following conditions:

Term	10 years
Transaction date	January 10, 2023
Compliance date	January 13, 2023
Maturity	January 13, 2033
Face amount	US$2,000 million
Price	99.187
Yield	9.000%
Coupon rate	8.875%
Periodicity	Semiannual
Rating (Moody’s/S&P/Fitch)	Baa3 / BB+ / BB+

The allocation of the resources of the issuance is to make the prepayment of the balance of the credit authorized by resolution 1928 of August 13, 2021, obtained to finance the acquisition of 51.4% of Interconexión Eléctrica S.A. (ISA), and finance Ecopetrol’s 2023 organic investment plan and other non-investment expenses, including the refinancing of liabilities that mature in 2023.

●International bonds repurchase offer

On January 17, 2023, Ecopetrol S.A. reported that as part of its comprehensive debt management strategy and to mitigate refinancing risk, it launched a repurchase offer (tender offer) of its international bond maturing in September 2023. (issued in 2013), up to a principal amount of USD 1,000 million. The nominal amount outstanding of the mentioned bond is USD 1,800 million and it has a coupon rate of 5.875%.

On February 14, Ecopetrol S.A. reported the final results of the operation. According to the depository and information agent of the offer, on February 13, 2023, the total repurchased through the offer amounts to USD $978.5 million of the aggregate amount of the bonds. After the closing of the repurchase offer, a total of USD $821.4 million of the bond balance will remain outstanding.

●Felipe Bayón, President of Ecopetrol S.A., will lead the Company until March 31, 2023

On January 26, it was reported that Felipe Bayón Pardo will lead Ecopetrol S.A. until March 31, 2023. The selection and appointment process of the new president of Ecopetrol S.A. by the Board of Directors will be given based on a rigorous selection process, in accordance with the Succession Policy of the President of Ecopetrol S.A.